Victory RS Select Growth Fund Expense Example - Victory RS Select Growth Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 709
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,350
Expense Example, with Redemption, 10 Years	2,283
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	1,114
Expense Example, with Redemption, 5 Years	2,018
Expense Example, with Redemption, 10 Years	3,741
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,707
Expense Example, with Redemption, 10 Years	3,820
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,564